Segment reporting - Measures of performance (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net revenue	R$ 1,962,525	R$ 1,317,346	R$ 631,147
Adjusted EBITDA	R$ 843,231	R$ 524,905	R$ 237,937
% Adjusted EBITDA margin	42.97%	39.85%	37.70%
Profit (loss)	R$ 122,671	R$ 93,140	R$ 57,208
Digital education undergraduate courses
Disclosure of operating segments [line items]
Net revenue	1,414,508	998,220	531,716
Adjusted EBITDA	R$ 576,524	R$ 387,373	R$ 188,936
% Adjusted EBITDA margin	40.76%	38.81%	35.53%
Continuing education courses
Disclosure of operating segments [line items]
Net revenue	R$ 101,830	R$ 68,058	R$ 52,460
Adjusted EBITDA	R$ 53,769	R$ 38,085	R$ 26,898
% Adjusted EBITDA margin	52.80%	55.96%	51.27%
On-campus undergraduate courses
Disclosure of operating segments [line items]
Net revenue	R$ 446,187	R$ 251,068	R$ 46,971
Adjusted EBITDA	R$ 212,938	R$ 99,447	R$ 22,103
% Adjusted EBITDA margin	47.72%	39.61%	47.06%
Adjustments or eliminations
Disclosure of operating segments [line items]
Profit (loss)	R$ 0	R$ 0	R$ 0
Inter-segment eliminations
Disclosure of operating segments [line items]
Net revenue	R$ 0	R$ 0	R$ 0